NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The Company maintains its accounting records on an accrual basis in accordance with accounting principles generally accepted in the United States of America ("GAAP").

The consolidated financial statements include the accounts of Seed Holding, LLC and its other wholly-owned subsidiaries, S&W Australia, which owns 100% of SGI, and Stevia California, LLC. All significant intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates are adjusted to reflect actual experience when necessary. Significant estimates and assumptions affect many items in the financial statements. These include allowance for doubtful trade receivables, inventory valuation, asset impairments, provisions for income taxes, grower accruals (an estimate of amounts payable to farmers who grow seed for the Company), contingent consideration, derivative liabilities, contingencies and litigation. Significant estimates and assumptions are also used to establish the fair value and useful lives of depreciable tangible and certain intangible assets, goodwill as well as valuing stock-based compensation. Actual results may differ from those estimates and assumptions, and such results may affect income, financial position or cash flows.

Certain Risks and Concentrations

The Company's revenue is principally derived from the sale of alfalfa seed, the market for which is highly competitive. The Company depends on a core group of significant customers. Two customers accounted for 49% of its revenue for the year ended June 30, 2015, and two customers accounted for 21% of its revenue for the year ended June 30, 2014.

Three customers accounted for 53% of the Company's accounts receivable at June 30, 2015. One customer accounted for 32% of the Company's accounts receivable at June 30, 2014.

Sales direct to international customers represented 59% and 81% of revenue during the years ended June 30, 2015 and 2014, respectively. The net book value of fixed assets located outside the United States were 11% and 3% at June 30, 2015 and 2014, respectively. Cash balances located outside of the United States may not be insured and totaled $1,039,326 and $42,074 at June 30, 2015 and 2014, respectively.

The following table shows revenue from external sources by destination country:

	Years Ended June 30,
	2015		2014
United States	$33,130,338	41%	$9,561,102	19%
Saudi Arabia	21,655,881	27%	11,042,450	21%
Mexico	4,906,587	6%	3,974,473	8%
Libya	3,003,085	4%	5,341,139	10%
Argentina	2,918,755	4%	800,248	2%
Australia	2,087,955	3%	2,397,636	5%
Sudan	2,068,995	3%	364,645	1%
Germany	2,035,445	3%	2,077,906	4%
France	1,729,205	2%	3,623,232	7%
Other	7,672,657	9%	12,350,812	24%
Total	$81,208,903	100%	$51,533,643	100%

International Operations

The Company translates its foreign operations' asset and liabilities denominated in foreign currencies into U.S. dollars at the current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded in the cumulative translation account, a component of accumulated other comprehensive income. Gains or losses from foreign currency transactions are included in the consolidated statement of operations.

Revenue Recognition

The Company derives its revenue primarily from sale of seed and other crops and milling services. Revenue from seed and other crop sales is recognized when risk and title to the product is transferred to the customer. No customer has a right of return.

The Company recognizes revenue from milling services according to the terms of the sales agreements and when delivery has occurred, performance is complete, and pricing is fixed or determinable at the time of sale.

Additional conditions for recognition of revenue for all sales include the requirements that the collection of sales proceeds must be reasonably assured based on historical experience and current market conditions, the sales price is fixed and determinable and that there must be no further performance obligations under the sale.

Cost of Revenue

The Company records purchasing and receiving costs, inspection costs and warehousing costs in cost of revenue. When the Company is required to pay for outward freight and/or the costs incurred to deliver products to its customers, the costs are included in cost of revenue.

Cash and Cash Equivalents

For financial statement presentation purposes, the Company considers time deposits, certificates of deposit and all highly liquid investments with original maturities of three months or less to be cash and cash equivalents. At times, cash and cash equivalents balances exceed amounts insured by the Federal Deposit Insurance Corporation .

Accounts Receivable

The Company provides an allowance for doubtful trade receivables equal to the estimated uncollectible amounts. That estimate is based on historical collection experience, current economic and market conditions and a review of the current status of each customer's trade accounts receivable. The allowance for doubtful trade receivables was $155,595 and $72,556 at June 30, 2015 and June 30, 2014, respectively.

Inventories

Inventory

Inventories consist of alfalfa seed purchased from the Company's growers under production contracts, alfalfa seed produced from its own farming operations and packaging materials.

Inventories are stated at the lower of cost or market, and an inventory reserve permanently reduces the cost basis of inventory. Inventories are valued as follows: Actual cost is used to value raw materials such as packaging materials, as well as goods in process. Costs for substantially all finished goods, which include the cost of carryover crops from the previous year, are valued at actual cost. Actual cost for finished goods includes plant conditioning and packaging costs, direct labor and raw materials and manufacturing overhead costs based on normal capacity. The Company records abnormal amounts of idle facility expense, freight, handling costs and wasted material (spoilage) as current period charges and allocates fixed production overhead to the costs of finished goods based on the normal capacity of the production facilities.

The Company's subsidiary, SGI, does not fix the final price for seed payable to its growers until the completion of a given year's sales cycle pursuant to its standard contract production agreement. SGI records an estimated unit price; accordingly, inventory, cost of revenue and gross profits are based upon management's best estimate of the final purchase price to growers.

Inventory is periodically reviewed to determine if it is marketable, obsolete or impaired. Inventory that is determined to be obsolete or impaired is written off to expense at the time the impairment is identified. Because the germination rate, and therefore the quality, of alfalfa seed improves over the first year of proper storage, inventory obsolescence for alfalfa seed is not a material concern. The Company sells its inventory to distributors, dealers and directly to growers.

Growing Crops

Expenditures on growing crops are valued at the lower of cost or market and are deferred and charged to cost of products sold when the related crop is harvested and sold. The deferred growing costs included in inventories in the consolidated balance sheets consist primarily of labor, lease payments on land, interest expense on farmland, cultivation and on-going irrigation, harvest and fertilization costs. Costs included in growing crops relate to the current crop year. Costs that are to be realized over the life of the crop are reflected in crop production costs.

Components of inventory are:

	June 30,	June 30,
	2015	2014
Raw materials and supplies	$276,339	$173,922
Work in progress and growing crops	5,415,402	3,990,678
Finished goods	19,830,006	24,320,984
	$25,521,747	$28,485,584

Crop Production Costs

Expenditures on crop production costs are deferred and charged to cost of products sold when the related crop is harvested and sold. The deferred crop production costs included in the consolidated balance sheets consist primarily of the cost of plants and the transplanting, stand establishment costs, intermediate life irrigation equipment and land amendments and preparation. Crop production costs are estimated to have useful lives of three to five years depending on the crop and nature of the expenditure and are amortized to growing crop inventory each year over the estimated life of the crop.

Components of crop production costs are:

	June 30,	June 30,
	2015	2014
Alfalfa seed production	$-	$1,747,429
Alfalfa hay	92,037	16,885
Other crops	120,194	187,786
Total crop production costs, net	$212,231	$1,952,100

Property, Plant and Equipment

Property, plant and equipment is depreciated using the straight-line method over the estimated useful life of the asset - periods of 18-28 years for buildings, 3-10 years for machinery and equipment, and 3-5 years for vehicles.

Intangible Assets

Intangible assets acquired in business acquisitions are reported at their initial fair value less accumulated amortization. Intangible assets are amortized using the straight-line method over the estimated useful life of the asset. Periods of 10-30 years for technology/IP/germplasm, 20 years for customer relationships and trade names, and 2-20 for other intangible assets. The weighted average estimated useful lives are 24 years for technology/IP/germplasm, 20 years for customer relationships and trade names, and 19 years for other intangible assets.

Goodwill

Goodwill originated from acquisitions of Imperial Valley Seeds and Seed Genetics International during the fiscal year 2013 and the acquisition of the alfalfa business from DuPont Pioneer in fiscal year 2015. Goodwill is assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If management concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, management conducts a two-step quantitative goodwill impairment test. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company's budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired, and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit. The Company determined it has two reporting units for goodwill impairment testing purposes. Its reporting units are the United States operations and Australia. The Company conducted a qualitative assessment of goodwill and determined that it was more likely than not there was no impairment.

Cost Method Investments

Investee companies not accounted for under the consolidation or the equity method of accounting are accounted for under the cost method of accounting. Under this method, the Company's share of the earnings or losses of such Investee companies is not included in the consolidated balance sheet or statement of operations. However, impairment charges are recognized in the consolidated statement of operations. If circumstances suggest that the value of the Investee company has subsequently recovered, such recovery is not recorded.

Research and Development Costs

The Company is engaged in ongoing research and development ("R&D") of proprietary seed and stevia varieties. All R&D costs must be charged to expense as incurred. Accordingly, internal R&D costs are expensed as incurred. Third-party R&D costs are expensed when the contracted work has been performed or as milestone results have been achieved. The costs associated with equipment or facilities acquired or constructed for R&D activities that have alternative future uses are capitalized and depreciated on a straight-line basis over the estimated useful life of the asset.

Income Taxes

Deferred tax assets and liabilities are determined based on differences between the financial statement and tax bases of assets and liabilities, as well as a consideration of net operating loss and credit carry forwards, using enacted tax rates in effect for the period in which the differences are expected to impact taxable income. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of long-lived assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. A triggering event during the quarter ended December 31, 2014 prompted a review of certain farmland related costs. The carrying value of these assets was deemed in excess of fair value, and the Company recorded an impairment charge of $500,198 in the consolidated statement of operations.

Derivative Financial Instruments

Foreign Exchange Contracts

The Company's subsidiary, SGI, is exposed to foreign currency exchange rate fluctuations in the normal course of its business, which the Company at times manages through the use of foreign currency forward contracts.

The Company has entered into certain derivative financial instruments (specifically foreign currency forward contracts), and accounts for these instruments in accordance with ASC Topic 815, "Derivatives and Hedging", which establishes accounting and reporting standards requiring that derivative instruments be recorded on the balance sheet as either an asset or liability measured at fair value. The Company's foreign currency contracts are not designated as hedging instruments under ASC 815; accordingly, changes in the fair value are recorded in current period earnings.

Derivative Liabilities

The Company reviews the terms of the common stock, warrants and convertible debt it issues to determine whether there are embedded derivative instruments, including embedded conversion options and redemption options, which are required to be bifurcated and accounted for separately as derivative financial instruments.

Fair Value of Financial Instruments

The Company discloses assets and liabilities that are recognized and measured at fair value, presented in a three-tier fair value hierarchy, as follows:

  Level 1. Observable inputs such as quoted prices in active markets;
  Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
  Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The assets acquired and liabilities assumed in the Pioneer Acquisition were valued at fair value on a non-recurring basis as of December 31, 2014. No assets or liabilities were valued at fair value on a non-recurring basis as of June 30, 2015 or June 30, 2014.

The carrying value of cash and cash equivalents, accounts payable, short-term and all long-term borrowings other than the convertible debentures, as reflected in the consolidated balance sheets, approximate fair value because of the short-term maturity of these instruments or interest rates commensurate with market rates. There have been no changes in operations and/or credit characteristics since the date of issuance could impact the relationship between interest rate and market rates. The fair value of the convertible debentures is $21,828,653 at the balance sheet date and the carrying value is $18,042,970. The fair value was calculated using a discounted cash flow model and utilized a 10% discount rate which is commensurate with market rates given the remaining term, principal repayment schedule and outstanding balance. The convertible debentures are categorized as Level 3 in the fair value hierarchy. The Company used a discounted cash flows approach, to measure the fair value using Level 3 inputs.

Assets and liabilities that are recognized and measured at fair value on a recurring basis are categorized as follows:

	Fair Value Measurements as of June 30, 2015 Using:
	Level 1	Level 2	Level 3
Foreign exchange contract liability	$-	$59,116	$-
Contingent consideration obligation	-	-	2,078,000
Derivative warrant liabilities	-	-	6,258,000
Total	$-	$59,116	$8,336,000

	Fair Value Measurements as of June 30, 2014 Using:
	Level 1	Level 2	Level 3
Foreign exchange contract asset	$-	$627	$-
Total	$-	$627	$-

Reclassifications

Certain reclassifications have been made to prior period amounts to conform to classifications adopted in the current period. The reclassifications had no effect on net loss, cash flows, or stockholders' equity.

Recent Accounting Pronouncements

In April 2015, the FASB issued ASU No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30) which requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The Company elected to adopt this update as of March 31, 2015 and debt issuance costs related to a recognized debt liability are presented in the consolidated balance sheet as a direct deduction from the carrying amount of that debt liability. The update was adopted because management believes it provides a more meaningful presentation of its financial position. This change in accounting principle has been applied on a retrospective basis and the June 30, 2014 consolidated balance sheet has been adjusted to reflect the period specific effects of applying the new guidance. The retrospective application of this change in accounting principle did not have an impact on the June 30, 2014 consolidated balance sheet as the Company did not have debt issuance costs at that date. The adoption of this change in accounting principle on the March 31, 2015 consolidated balance sheet reclassified debt issuance costs of $1,272,676 which were previously presented as a long-term asset, and reduced the carrying value of the convertible notes by the same amount. The adoption did not have an impact on the Company's consolidated statement of operations.